VIA EDGAR

May 1, 2012

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of the prospectus, dated May 1, 2012, with respect to the Strategic Allocation Portfolios of the Trust that would have been filed under Rule 497(c), does not differ from the form of prospectus contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 92 on April 25, 2012.

If you have any questions regarding this certification, please contact the undersigned at 212/314-5280.

Sincerely EQ Advisors Trust

By:	/s/ William MacGregor
Name:	William MacGregor
Title:	Vice President and Assistant Secretary